Annual Fund Operating Expenses - Class D Shares - Janus Henderson High-Yield Fund - Class D	Oct. 28, 2021
Operating Expenses:
Management Fees	0.58%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.76%